Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of carrying amounts of right of use assets

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Depreciation charge for the year	(1,817,745)	(85,478)	(1,903,223)
Additions to right‑of‑use assets	824,613	103,802	928,414
Foreign currency effect	(202,521)	—	(202,521)
Balance at December 31, 2020	8,929,305	131,696	9,061,002
Depreciation charge for the year	(2,160,175)	(85,592)	(2,245,767)
Additions to right-of-use assets	2,888,736	97,652	2,986,389
Additions due to business combinations	210,667	—	210,667
Derecognition of right-of-use assets	(85,605)	—	(85,605)
Foreign currency effect	79,384	—	79,384
Balance at December 31, 2021	9,862,313	143,757	10,006,070

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Balance at December 31, 2020	8,929,305	131,696	9,061,002
Balance at December 31, 2021	9,862,313	143,757	10,006,070

Schedule of carrying amounts of lease liabilities

in EUR	Lease Liability
Balance at January 1, 2021	(9,214,428)
Additions	(2,446,388)
Additions due to business combinations	(210,667)
Accretion of interest	(215,464)
Payments	2,031,598
Derecognition of lease liability	168,183
Foreign currency effect	(83,763)
Balance at December 31, 2021	(9,970,927)
Current	(2,025,193)
Non‑current	(7,945,734)

in EUR	Lease Liability
Balance at January 1, 2020	(11,971,963)
Additions	(878,414)
Accretion of interest	(197,967)
Payments	3,627,998
Foreign currency effect	205,918
Balance at December 31, 2020	(9,214,428)
Current	(1,593,975)
Non‑current	(7,620,453)

Schedule of amounts recognized in profit or loss

in EUR	2021
2021—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	2,245,767
Interest on lease liabilities	215,464
Expenses relating to short‑term leases	587,356
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	43,094
3,091,681

in EUR	2020*
2020—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,903,223
Interest on lease liabilities	197,967
Expenses relating to short‑term leases	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	40,800
2,176,850

in EUR	2019*
2019—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,869,296
Interest on lease liabilities	226,941
Expenses relating to short‑term leases	4,018
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	46,506
2,146,761